Investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments

4. INVESTMENTS

As of December 31, 2024 and 2023, investments consisted of the following:

	As of December 31,
	2024		2023
	Amortized Cost(1)	Fair Value	Amortized Cost(1)	Fair Value
First lien senior secured loans	$10,092,681	$10,130,307	$2,369,207	$2,385,971
Second lien senior secured loans	157,058	158,500	43,237	43,771
Senior subordinated loans	214,927	213,500	46,631	46,966
Corporate bonds	64,700	65,312	10,000	10,507
Collateralized loan obligations	366,165	370,985	22,500	22,681
Commercial mortgage-backed securities	29,112	29,161	4,988	5,010
Private asset-backed investments	209,600	208,357	11,786	11,901
Preferred equity	107,984	122,570	39,500	41,033
Other equity	239,826	250,457	8,935	9,718
Total	$11,482,053	$11,549,149	$2,556,784	$2,577,558
(1)	The amortized cost represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest or dividends.

The Fund uses Global Industry Classification Standards for classifying the industry groupings of its portfolio companies. The industrial and geographic compositions of the Fund’s portfolio at fair value as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023
Industry
Software and Services	21.8%	21.4%
Health Care Equipment and Services	9.0	12.9
Capital Goods	8.8	10.5
Consumer Services	8.7	11.2
Commercial and Professional Services	7.3	5.9
Financial Services	6.7	5.7
Insurance	6.3	6.7
Media and Entertainment	5.8	4.6
Pharmaceuticals, Biotechnology and Life Sciences	4.7	4.0
Investment Funds and Vehicles	4.2	1.3
Consumer Distribution and Retail	2.7	3.1
Materials	2.3	1.6
Food and Beverage	1.7	2.7
Consumer Durables and Apparel	1.5	0.4
Automobiles and Components	1.5	2.0
Other	7.0	6.0
Total	100.0%	100.0%

	As of December 31,
	2024	2023
Geographic Region
United States	90.3%	91.5%
Europe	5.5	5.0
Bermuda/Cayman Islands	2.9	0.7
Canada	1.2	2.3
Other	0.1	0.5
Total	100.0%	100.0%

As of December 31, 2024, loans on non-accrual status represented 0.1% of the total investments at amortized cost (or less than 0.1% at fair value). As of December 31, 2023, there were no loans on non-accrual status.